RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	$ 860,280	$ 1,276,684	$ 1,329,864
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	232,076	110,905	102,765
Salaries, benefits, and consulting fees	450,382	296,798	242,134
ICC [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	231,018	503,741	620,366
JYAI [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	80,163	140,145	163,178
WWD [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	$ 23,102	$ 22,638	$ 23,463